Non Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Disclosure of Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$
Long service leave	85,448	61,978
Provision for retirement payment	3,467	—
	88,915	61,978